Leases - Summary of Right-of use assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 13,033	€ 9,982
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,409	9,028
Laboratory equipment
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	392	669
IT and telecommunication
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	90	177
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	126	74
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	€ 16	€ 34